Risk management - Funding and Liquidity Risk (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Structural interest rate risk
Total Balance Sheet Assets	$ 1,773,414	$ 1,407,320
Liabilities	(1,644,023)	(1,299,114)
Equity	(153,834)	(134,798)	$ (123,287)	$ (114,745)
Total Balance Sheet Liabilities	(1,837,914)	(1,467,548)
1 month
Structural interest rate risk
Total Balance Sheet Assets	298,025	244,549
Liabilities	(546,507)	(439,952)
3 months
Structural interest rate risk
Total Balance Sheet Assets	108,398	89,817
Liabilities	(50,841)	(64,357)
1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	409,848	318,438
Liabilities	(99,378)	(73,009)
3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	211,882	188,633
Liabilities	(102,491)	(41,277)
More than five years
Structural interest rate risk
Total Balance Sheet Assets	419,072	340,700
Liabilities	(195,188)	(115,839)
Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(153,797)	(134,758)	(123,255)	$ (114,716)
Liquidity risk
Structural interest rate risk
Total Balance Sheet Assets	4,189,238	3,902,867	3,767,210
Total Balance Sheet Liabilities	(3,999,973)	(3,730,403)	(3,626,163)
Total Balance Sheet Gap	189,265	172,464	141,047
Total Off-Balance Sheet Gap	(3,137)	20,905	30,927
Liquidity risk | 1 month
Structural interest rate risk
Total Balance Sheet Assets	234,231	134,561	303,529
Total Balance Sheet Liabilities	(332,739)	(348,453)	(284,649)
Total Balance Sheet Gap	(98,508)	(213,892)	18,880
Total Off-Balance Sheet Gap	(18,378)	(15,134)	755
Total Structural Gap	(116,886)	(229,026)	19,635
Accumulated Gap	(116,886)	(229,026)	19,635
Liquidity risk | 3 months
Structural interest rate risk
Total Balance Sheet Assets	92,390	93,016	78,133
Total Balance Sheet Liabilities	(50,447)	(52,981)	(31,454)
Total Balance Sheet Gap	41,943	40,035	46,679
Total Off-Balance Sheet Gap	(431)	398	108
Total Structural Gap	41,512	40,433	46,787
Accumulated Gap	(75,374)	(188,593)	66,422
Liquidity risk | 6 months
Structural interest rate risk
Total Balance Sheet Assets	89,297	75,365	79,085
Total Balance Sheet Liabilities	(46,637)	(50,531)	(34,594)
Total Balance Sheet Gap	42,660	24,834	44,491
Total Off-Balance Sheet Gap	(337)	730	(144)
Total Structural Gap	42,323	25,564	44,347
Accumulated Gap	(33,051)	(163,029)	110,769
Liquidity risk | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	119,332	133,116	160,129
Total Balance Sheet Liabilities	(60,122)	(63,270)	(43,605)
Total Balance Sheet Gap	59,210	69,846	116,524
Total Off-Balance Sheet Gap	233	1,125	1,637
Total Structural Gap	59,443	70,971	118,161
Accumulated Gap	26,392	(92,058)	228,930
Liquidity risk | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	377,301	362,488	264,286
Total Balance Sheet Liabilities	(167,082)	(129,530)	(60,079)
Total Balance Sheet Gap	210,219	232,958	204,207
Total Off-Balance Sheet Gap	3,417	10,566	5,657
Total Structural Gap	213,636	243,524	209,864
Accumulated Gap	240,028	151,466	438,794
Liquidity risk | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	172,776	185,117	129,283
Total Balance Sheet Liabilities	(104,449)	(71,576)	(83,770)
Total Balance Sheet Gap	68,327	113,541	45,513
Total Off-Balance Sheet Gap	(1,112)	5,253	6,293
Total Structural Gap	67,215	118,794	51,806
Accumulated Gap	307,243	270,260	490,600
Liquidity risk | More than five years
Structural interest rate risk
Total Balance Sheet Assets	322,024	269,956	181,693
Total Balance Sheet Liabilities	(358,258)	(289,318)	(309,566)
Total Balance Sheet Gap	(36,234)	(19,362)	(127,873)
Total Off-Balance Sheet Gap	(494)	6,175	3,781
Total Structural Gap	(36,728)	(13,187)	(124,092)
Accumulated Gap	270,515	257,073	366,508
Liquidity risk | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	2,781,887	2,649,247	2,571,073
Total Balance Sheet Liabilities	(2,880,240)	(2,724,743)	(2,778,446)
Total Balance Sheet Gap	(98,353)	(75,496)	(207,373)
Total Off-Balance Sheet Gap	13,964	11,791	12,838
Total Structural Gap	(84,389)	(63,705)	(194,535)
Accumulated Gap	186,126	193,368	171,973
Liquidity risk | Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(158,338)	(138,381)	(125,813)
Liquidity risk | Total Shareholders' Equity Attributable to the Parent | Not Sensitive
Structural interest rate risk
Equity	(158,338)	(138,381)	(125,813)
Liquidity risk | Money Market
Structural interest rate risk
Liabilities	(416,864)	(210,680)	(114,421)
Liquidity risk | Money Market | 1 month
Structural interest rate risk
Liabilities	(136,167)	(100,790)	(27,386)
Liquidity risk | Money Market | 3 months
Structural interest rate risk
Liabilities	(342)	(718)	(89)
Liquidity risk | Money Market | 6 months
Structural interest rate risk
Liabilities	(397)	(684)
Liquidity risk | Money Market | 6 - 12 months
Structural interest rate risk
Liabilities	(877)	(2,116)
Liquidity risk | Money Market | 1 to 3 years
Structural interest rate risk
Liabilities	(78)	(903)
Liquidity risk | Money Market | Not Sensitive
Structural interest rate risk
Liabilities	(279,004)	(105,470)	(86,945)
Liquidity risk | Deposits
Structural interest rate risk
Liabilities	(765,648)	(709,438)	(643,226)
Liquidity risk | Deposits | 1 month
Structural interest rate risk
Liabilities	(188,768)	(238,812)	(253,793)
Liquidity risk | Deposits | 3 months
Structural interest rate risk
Liabilities	(36,499)	(33,549)	(20,848)
Liquidity risk | Deposits | 6 months
Structural interest rate risk
Liabilities	(22,885)	(26,289)	(17,375)
Liquidity risk | Deposits | 6 - 12 months
Structural interest rate risk
Liabilities	(26,267)	(26,585)	(14,367)
Liquidity risk | Deposits | 1 to 3 years
Structural interest rate risk
Liabilities	(78,592)	(62,061)	(19,813)
Liquidity risk | Deposits | 3 to 5 years
Structural interest rate risk
Liabilities	(62,686)	(42,162)	(11,475)
Liquidity risk | Deposits | More than five years
Structural interest rate risk
Liabilities	(349,951)	(279,979)	(305,556)
Liquidity risk | Long-Term Funding
Structural interest rate risk
Liabilities	(237,778)	(213,656)	(214,803)
Liquidity risk | Long-Term Funding | 1 month
Structural interest rate risk
Liabilities	(7,804)	(8,851)	(3,470)
Liquidity risk | Long-Term Funding | 3 months
Structural interest rate risk
Liabilities	(13,606)	(18,714)	(10,517)
Liquidity risk | Long-Term Funding | 6 months
Structural interest rate risk
Liabilities	(23,355)	(23,558)	(17,219)
Liquidity risk | Long-Term Funding | 6 - 12 months
Structural interest rate risk
Liabilities	(32,978)	(34,569)	(29,238)
Liquidity risk | Long-Term Funding | 1 to 3 years
Structural interest rate risk
Liabilities	(88,412)	(66,566)	(40,266)
Liquidity risk | Long-Term Funding | 3 to 5 years
Structural interest rate risk
Liabilities	(41,763)	(29,414)	(72,295)
Liquidity risk | Long-Term Funding | More than five years
Structural interest rate risk
Liabilities	(8,307)	(9,339)	(4,010)
Liquidity risk | Long-Term Funding | Not Sensitive
Structural interest rate risk
Liabilities	(21,553)	(22,644)	(37,788)
Liquidity risk | Other Liabilities
Structural interest rate risk
Liabilities	(2,421,345)	(2,458,248)	(2,527,900)
Liquidity risk | Other Liabilities | Not Sensitive
Structural interest rate risk
Liabilities	(2,421,345)	(2,458,248)	(2,527,900)
Liquidity risk | Money Market
Structural interest rate risk
Total Balance Sheet Assets	210,487	83,423	101,353
Liquidity risk | Money Market | 1 month
Structural interest rate risk
Total Balance Sheet Assets	99,500	38,853	35,304
Liquidity risk | Money Market | 6 months
Structural interest rate risk
Total Balance Sheet Assets	10
Liquidity risk | Money Market | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets		29	52
Liquidity risk | Money Market | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	110,976	44,540	65,997
Liquidity risk | Loans and advances
Structural interest rate risk
Total Balance Sheet Assets	906,434	923,390	894,975
Liquidity risk | Loans and advances | 1 month
Structural interest rate risk
Total Balance Sheet Assets	53,486	63,743	63,631
Liquidity risk | Loans and advances | 3 months
Structural interest rate risk
Total Balance Sheet Assets	86,614	91,160	77,990
Liquidity risk | Loans and advances | 6 months
Structural interest rate risk
Total Balance Sheet Assets	70,534	73,504	77,902
Liquidity risk | Loans and advances | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	103,026	122,407	117,370
Liquidity risk | Loans and advances | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	252,900	280,957	262,468
Liquidity risk | Loans and advances | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	113,424	121,497	126,185
Liquidity risk | Loans and advances | More than five years
Structural interest rate risk
Total Balance Sheet Assets	225,978	171,017	170,565
Liquidity risk | Loans and advances | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	473	(895)	(1,135)
Liquidity risk | Intragroup
Structural interest rate risk
Total Balance Sheet Assets	2,324	2,391	(226)
Liquidity risk | Intragroup | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	2,324	2,391	(226)
Liquidity risk | Securities
Structural interest rate risk
Total Balance Sheet Assets	619,308	411,339	265,639
Liquidity risk | Securities | 1 month
Structural interest rate risk
Total Balance Sheet Assets	81,245	31,965	204,594
Liquidity risk | Securities | 3 months
Structural interest rate risk
Total Balance Sheet Assets	5,776	1,856	143
Liquidity risk | Securities | 6 months
Structural interest rate risk
Total Balance Sheet Assets	18,753	1,861	1,183
Liquidity risk | Securities | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	16,306	10,709	42,759
Liquidity risk | Securities | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	124,401	81,502	1,766
Liquidity risk | Securities | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	59,352	63,620	3,098
Liquidity risk | Securities | More than five years
Structural interest rate risk
Total Balance Sheet Assets	96,046	98,939	11,128
Liquidity risk | Securities | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	217,429	120,887	968
Liquidity risk | Permanent
Structural interest rate risk
Total Balance Sheet Assets	17,838	16,890	14,417
Liquidity risk | Permanent | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	17,838	16,890	14,417
Liquidity risk | Other assets Member
Structural interest rate risk
Total Balance Sheet Assets	2,432,847	2,465,434	2,491,052
Liquidity risk | Other assets Member | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	$ 2,432,847	$ 2,465,434	$ 2,491,052